Note 3 - Liquidity and Earnings (Loss) Per Share (Details) - Basic Net Loss and Diluted Net Loss Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Numerator:
Net (loss) for basic earnings per share	$ (2,190)		$ (9,210)
Less gain on change in fair value of warrant liability	548		1,877
Net (loss) for diluted earnings per share	$ (2,738)		$ (11,087)
Denominator:
Weighted-average basic common shares outstanding	6,921	6,745	6,847	6,290
Assumed conversion of dilutive securities:
Common stock purchase warrants	117		66
Denominator for dilutive earnings per share - adjusted weighted-average shares	7,038	6,745	6,913	6,290
Basic net (loss) per share	$ (0.32)	$ (0.22)	$ (1.35)	$ (0.67)
Diluted net (loss) per share	$ (0.39)	$ (0.22)	$ (1.60)	$ (0.67)